Putnam Investments
One Post Office Square
Boston, MA 02109
April 29, 2011

BY EDGAR CORRESPONDENCE

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Putnam Variable Trust (the “Trust”) (Reg. Nos. 33-17486 and 811-05346)
Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (the
“Amendment”)

Ladies and Gentlemen:

We are filing today through the EDGAR system the above-referenced Amendment on behalf of the above-referenced Trust pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 8b-16 under the Investment Company Act of 1940, as amended.

This filing is electronically coded to show changes from the prospectus for the Trust’s new series, Putnam VT Absolute Return 500 Fund (the “fund”), which was included in Post-Effective Amendment No. 43, filed on February 14, 2011, and changes from the Trust’s prospectus and statement of additional information for all of the Trust’s series, which were included in Post-Effective Amendment No. 42, filed on April 30 , 2010 . These changes include the updating of financial statements and other information pursuant to Section 10(a)(3) of the Securities Act. Certain changes to the prospectus also have been made in response to comments of the Securities and Exchange Commission Staff on Post-Effective Amendment No. 43, which were communicated on March 18, 2011, as addressed below.

Prospectus

1. Comment: Please confirm that the fund’s investment management contract will not provide for a fee with performance adjustments.

Response: We confirm that the fund’s investment management contract will not provide for a fee with performance adjustments.

2. Comment: If a summary prospectus is used to satisfy the fund’s prospectus delivery obligation, please confirm that its cover page will comply with the requirements of Rule 498(b)(1) under the 1933 Act.

Response: We confirm that if a summary prospectus is used, its cover will comply with the requirements of Rule 498(b)(1).

3. Comment: Please consider moving the table of contents from the outside front cover page to the following page and include specific page references.

Response: We respectfully decline to reposition the table of contents, as we believe that inclusion of the table of contents on the outside front cover page is helpful to readers, and Rule 481(c) under the 1933 Act allows for the placement of the table of contents on the outside front cover page. We confirm that specific page references will be added to the table of contents.

4. Comment: Please consider changing the heading “Goal” to “Investment Objectives/Goals” to match the heading for Item 2 of Form N-1A.

Response: We respectfully decline to change the heading, as we believe that it is consistent with the requirements of Item 2, which requires disclosure of the fund’s investment objectives or goals, and that it clearly signals to readers what content is contained in this prospectus section.

5. Comment: Please confirm that the goal contained in the prospectus is the goal that was approved by the fund’s Trustees.

Response: We confirm that the goal expressed in the prospectus is the goal that was approved by the fund’s Trustees.

6. Comment: In connection with the contractual obligation to limit fund expenses disclosed in the “Annual fund operating expenses” table, please confirm that the fund’s contractual expense limitation will not be terminated by the Board of Trustees prior to one year from the effective date of the fund’s registration statement.

Response: We confirm that the fund’s contractual expense limitation will not be terminated by the Board of Trustees prior to one year from the effective date of the fund’s registration statement.

7. Comment: Please add a footnote to the “Annual fund operating expenses” table disclosing that “Other expenses” are based on estimated amounts for the current fiscal year, as contemplated by Instruction 6(a) to Item 3 of Form N-1A.

Response: We have added a footnote, as requested.

8. Comment: In the “Risks” section, please delete the sentence about the absence of FDIC insurance unless the fund is sold through an insured depository institution.

Response: Since the fund may potentially be sold through an insured depository institution, we have retained the sentence about the absence of FDIC insurance.

9. Comment: In the section “Your fund’s management”, please add reference to the fund’s sub-advisers unless they manage less than 30% of the fund’s assets.

Response: We did not add reference to the fund’s sub-advisers since we do not anticipate that the fund’s sub-advisers will manage 30% or more of the fund’s net assets during the coming year.

10. Comment: In the section “Purchase and sale of fund shares”, please clarify that insurance companies, rather than individual investors, submit orders for purchase or sale of fund shares to Putnam Retail Management.

Response: As requested, the prospectus now states that shares maybe purchased or sold by separate accounts of various insurers by submitting an order to Putnam Retail Management.

11. Comment: In response to Item 9(a) of Form N-1A, please disclose more clearly that the fund’s investment objective may be changed without shareholder approval.

Response: As requested, the prospectus now states that the Trustees may change the fund’s goal and investment strategies without shareholder approval.

12. Comment: Please consider reorganizing the section “What are the fund’s main investment strategies and related risks?” to correspond with the order of the requirements listed in Item 9 of Form N-1A by addressing all investment strategies before addressing all risks, instead of addressing each investment strategy and its corresponding risks together.

Response: We respectfully decline to reorganize this disclosure, as we believe that it is helpful to readers to see a strategy’s risks presented in the context of a description of the strategy itself and that General Instruction C.3(a) to Form N-1A allows for the organization of information in a manner that makes it easy for investors to understand.

13. Comment: Please review the “Derivatives” section in light of Barry Miller’s July 30, 2010 letter to the Investment Company Institute and confirm that the disclosure conforms to Mr. Miller’s recommendations.

Response: We have reviewed the “Derivatives” section in light of Mr. Miller’s letter and confirm that it conforms to his recommendations.

14. Comment: Bearing in mind the SEC Staff’s position that liquid assets should be segregated to cover settlement of certain derivatives, please disclose that those segregated assets may not be available for routine investments, if this is considered a material risk.

Response: Since a significant portion of the fund’s portfolio will be invested in liquid assets, we do not view the requirement to segregated liquid assets to cover settlement of certain derivatives as giving rise to a material risk and thus have not added corresponding risk disclosure.

15. Comment: Please remove cross-references to the SAI in instances, such as in the “Derivatives” and “Other investments” sections, where such cross-references are not explicitly contemplated by form N-1A. To the extent that additional disclosure is considered warranted in the prospectus, please include it in the prospectus in lieu of a cross-reference to the SAI.

Response: We believe that all appropriate risk disclosure is contained in the prospectus. However, we respectfully decline to remove the cross-references to the SAI in the “Derivatives” and “Other investments” sections since we believe that a cross-reference to additional disclosure in the SAI is helpful to investors. As requested by the SEC Staff in a subsequent conversation, we have modified the cross-references to identify the section of the SAI that contains the relevant information.

16. Comment: In the section “What are the fund’s main investment strategies and related risks? – Real estate investment trusts (REITS)”, please disclose the risk of exposure to sub-prime loans if this exposure is expected to be significant.

Response: Since the fund’s exposure to sub-prime loans through REITs is not expected to be significant, we have not added reference to sub-prime loans in the prospectus. However, the more extensive discussion of REITs in the SAI now refers to potential exposure to the risks of sub-prime loans through mortgage REITs.

17. Comment: In the section “Who oversees and manages the fund? – The fund’s investment manager”, please disclose the level of complex-wide assets as of 12/31/10 (or such other date that was used in determining the 0.73% management fee in the “Annual fund operating expenses” table).

Response: As requested, we have disclosed that complex-wide assets were $68.8 billion as of 12/31/10.

18. Comment: In the section “Policy on excessive short-term trading”, please refer to the obligations of insurance companies under shareholder information agreements pursuant to Rule 22c-2 under the Investment Company Act of 1940, as amended.

Response: As requested, we have added reference to the obligations of insurance companies under shareholder information agreements pursuant to Rule 22c-2.

19. Comment: Please modify the reference to the Putnam web site on the back cover to reduce the number of clicks needed to reach the fund’s SAI.

Response: As requested, the web page reference on the back cover of the prospectus now refers directly to the page where the fund's SAI can be accessed.

SAI

20. Comment: Please update all incomplete references in the SAI and confirm that any incorporations by reference in the SAI comply with applicable SEC rules and the requirements set forth in General Instruction D to Form N-1A.

Response: All information in the SAI is now updated. In addition, we confirm that any incorporations by reference in the SAI comply with applicable SEC rules and General Instruction D.

21. Comment: Please confirm that the requirements of Item 17(b)(1) of Form N-1A, including disclosure of whether the chairman is an interested person of the fund, are addressed in the SAI.

Response: We confirm that the requirements of Item 17(b)(1), including disclosure that the chairman is not an interested person of the fund, are addressed in the SAI.

Part C

22. Comment: As contemplated by Rule 483(d)(2) under the 1933 Act, please file as exhibits one example of a dealer sales contract, financial institution sales contract, dealer service agreement and financial institutional service agreement, with a list of parties and dates for others who have signed such agreements and an indication of variation in terms, in lieu of providing the form of these agreements.

Response: Due to the extensive number of largely-identical contracts and consistent with long-standing practice, we have retained the forms of these agreements and will promptly make individual contracts available to the SEC Staff on request in the course of an examination or otherwise.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 11105.

Very truly yours,

/s/ Karen R. Kay
Karen R. Kay
Senior Counsel

cc: James E. Thomas, Esq.